Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Note 12 - Subsequent events

Note 12 - Subsequent events

Management has evaluated subsequent events through the date that the financial statements were available to be issued, which is May 16, 2022. All subsequent events requiring recognition as of December 31, 2021 have been incorporated into these financial statements and there are no other subsequent events that require disclosure in accordance with FASB ASC Topic 855.